Share capital (Details) SFr / shares in Units, $ / shares in Units, $ in Millions						12 Months Ended
	Dec. 16, 2021 SFr / shares shares	Dec. 16, 2021 $ / shares shares	Apr. 23, 2021 SFr / shares shares	Jan. 08, 2021 CHF (SFr) SFr / shares shares	Jan. 08, 2021 USD ($) shares	Dec. 31, 2021 CHF (SFr) SFr / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CHF (SFr) SFr / shares shares	Dec. 31, 2019 CHF (SFr) shares
Share capital
Number of shares at beginning of period						(5,729,861)	(5,729,861)
Number of shares at beginning of period						27,118,774	27,118,774	26,605,148
Issue of shares-capital increase				6,900,000	6,900,000	6,900,000	6,900,000
Settlement of suppliers invoices						116,914	116,914	207,190
Net purchase of treasury shares under liquidity agreement						(36,881)	(36,881)	(26,564)
Sale of treasury shares under shelf registration						3,759,402	3,759,402
Other net sale of treasury shares						39,940	39,940	333,000
Number of shares at end of period						(11,374,803)	(11,374,803)	(5,729,861)
Number of shares at end of period						37,898,149	37,898,149	27,118,774	26,605,148
Treasury shares | SFr						SFr 11,703,279		SFr 6,078,935
Outstanding capital | SFr						SFr 37,898,149		SFr 27,118,774
Par value per share | SFr / shares				SFr 1		SFr 1		SFr 1
Issue price | SFr / shares				SFr 1.46
Gross proceeds				SFr 10,100,000	$ 11.5	SFr 10,099,323
Share issuance cost | SFr				SFr 1,900,000		1,865,475			SFr 170,411
Other net sales | SFr						SFr 80,944		SFr 749,050
Number of treasury shares used to purchase services						116,914	116,914	207,190
Settlement of supplier invoices | SFr						SFr 164,980		SFr 285,745	SFr 289,214
Addex Pharma SA
Share capital
Proportion of ownership interest in subsidiary			100.00%
Kepler
Share capital
Other net sale of treasury shares						39,940	39,940	333,000
Other net sales | SFr						SFr 80,944		SFr 749,050
Kepler | Treasury Shares Reserve
Share capital
Treasury shares | SFr						91,370		54,489
Kepler | Other financial assets
Share capital
Treasury shares | SFr						SFr 17,145		SFr 64,930
Armistice Capital LLC
Share capital
Sale of treasury shares under shelf registration	3,752,202	3,752,202				3,752,202	3,752,202
Share sale price | (per share)	SFr 1	$ 1.08
Number of pre-funded warrants sold						5,478,570	5,478,570
Warrants sale price | (per share)						SFr 0.99	$ 1.08
Exercise price of pre-funded warrants | $ / shares							$ 0.01
Gross proceeds						SFr 9,200,000	$ 10.0
Share issuance cost | SFr						SFr 1,400,000
Number of warrants issued						9,230,772	9,230,772
Exercise price of issued warrants | (per share)						SFr 1	$ 1.08
Fair value of issued warrants | SFr / shares						SFr 0.40
Expected volatility						55.57%	55.57%
Annual risk-free rate						(0.64%)	(0.64%)
Value of issued warrants | SFr						SFr 3,700,000
ATM program
Share capital
Sale of treasury shares under shelf registration						7,000	7,000
Roger Mills
Share capital
Number of treasury shares used to purchase services						60,638	60,638	114,851
Common shares
Share capital
Number of shares at beginning of period						32,848,635	32,848,635	32,848,635
Issue of shares-capital increase						16,424,317	16,424,317
Number of shares at end of period						49,272,952	49,272,952	32,848,635	32,848,635
Treasury shares
Share capital
Number of shares at beginning of period						(5,729,861)	(5,729,861)	(6,243,487)
Issue of shares-capital increase						(9,524,317)	(9,524,317)
Settlement of suppliers invoices						116,914	116,914	207,190
Net purchase of treasury shares under liquidity agreement						(36,881)	(36,881)	(26,564)
Sale of treasury shares under shelf registration						3,759,402	3,759,402
Other net sale of treasury shares						39,940	39,940	333,000
Number of shares at end of period						(11,374,803)	(11,374,803)	(5,729,861)	(6,243,487)
Treasury shares | Addex Pharma SA
Share capital
Issue of shares-capital increase			9,524,317
Issue price | SFr / shares			SFr 1
American Depositary Shares
Share capital
Issue of shares-capital increase				6,750,000	6,750,000
American Depositary Shares | Armistice Capital LLC
Share capital
Sale of treasury shares under shelf registration	625,367	625,367
Share sale price | (per share)	SFr 6	$ 6.50
Number of pre-funded warrants sold						913,095	913,095
Warrants sale price | (per share)						SFr 5.99	$ 6.49
Number of warrants issued						1,538,462	1,538,462
Exercise price of issued warrants | (per share)						SFr 6	$ 6.5
Fair value of issued warrants | SFr / shares						SFr 2.4